Profit appropriation and restricted net assets - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Sales and marketing expenses	$ (62,307)	$ (33,388)	$ (23,637)
Product development expenses	(5,476)	(3,571)	(3,088)
General and administrative expenses	(17,303)	(10,615)	(7,727)
Total operating expenses	(85,086)	(47,574)	(34,452)
Loss from operations	(14,429)	(8,046)	(13,663)
Loss before income tax expenses	(15,616)	(7,046)	(14,914)
Income tax expenses	(1,242)	(276)	(118)
Net loss	(16,858)	(7,322)	(15,032)
Net loss attributable to noncontrolling interests	(54)	(87)
Net loss, all attributable to the Company's ordinary shareholders	(16,804)	(7,235)	(15,032)
Comprehensive loss:
Net loss	(16,804)	(7,235)	(15,032)
Other comprehensive loss
Foreign currency translation adjustments	(1,260)	(373)	(627)
Total comprehensive loss	(18,118)	(7,695)	(15,659)
Less: comprehensive income/(loss) attributable to noncontrolling interests	(6)	(14)	2
Total comprehensive loss attributable to ordinary shareholders	(18,112)	(7,681)	(15,661)
Condensed
Operating expenses:
General and administrative expenses	(1,719)	(1,226)	(1,410)
Share of loss of subsidiaries	(15,634)	(5,978)	(13,350)
Total operating expenses	(17,353)	(7,204)	(14,760)
Loss from operations	(17,353)	(7,204)	(14,760)
Others	495	(254)	(272)
Loss before income tax expenses	(16,858)	(7,458)	(15,032)
Income tax expenses	0	136	0
Net loss	(16,858)	(7,322)	(15,032)
Net loss attributable to noncontrolling interests	(54)	(87)	0
Net loss, all attributable to the Company's ordinary shareholders	(16,804)	(7,235)	(15,032)
Comprehensive loss:
Net loss	(16,804)	(7,235)	(15,032)
Other comprehensive loss
Foreign currency translation adjustments	(1,260)	(373)	(627)
Total comprehensive loss	(18,118)	(7,695)	(15,659)
Less: comprehensive income/(loss) attributable to noncontrolling interests	(6)	(14)	2
Total comprehensive loss attributable to ordinary shareholders	$ (18,112)	$ (7,681)	$ (15,661)